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1701 Market Street                                             Morgan, Lewis
Philadelphia, PA 19103-2921                                    & Bockius LLP
215.963.5000                                                   Counselors at Law
Fax: 215.963.5001

January 14, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Laudus Trust (File No. 811-5547)
     Registration Statement filed on Form N-14 under the Securities Act of 1933

Ladies and Gentlemen:

Our client, Laudus Trust (the "Trust"), is filing, pursuant to the Securities Act of 1933, as amended, the Trust's Registration Statement filed on Form N-14. This filing relates to an Agreement and Plan of Reorganization between the Laudus Rosenberg U.S. Large Capitalization Growth Fund (the "Large Cap Growth Fund") and the Laudus Rosenberg U.S. Large Capitalization Fund (the "Large Cap Fund"), each a series of the Trust, under which the Large Cap Growth Fund will transfer substantially all of its assets and liabilities to the Large Cap Fund in exchange for Select Shares and Investor Shares of the Large Cap Fund.

Please contact the undersigned at 215.963.5701 with your questions or comments.

Sincerely,


/s/ Sofia A. Rosala
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Sofia A. Rosala, Esq.